Other Key Disclosures (Detail) (Finance Receivable Held by Special Purpose Entities, Transferees) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)		Mar. 31, 2013 INR		Mar. 31, 2012 INR
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Transferred receivables with continuing involvement	$ 64.4	[1]	3,513.7	[1]	4,985.1	[1]
Delinquencies	10.8		588.4		643.6
Credit losses	8.0		436.2		389.3
Retained interest in sold receivables	$ 3.5		189.3		247.9

[1]	Includes less than Rs. 0.1 million held by SPEs as of March 31, 2012 and as of March 31, 2013.